Other Operating Expenses	12 Months Ended
Dec. 31, 2018
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Other Operating Expenses

NOTE 29—OTHER OPERATING EXPENSES

Other operating expenses amounted to 1,259 million euros in 2018, 1,208 million euros in 2017 and 1,083 million euros in 2016, increasing by 51 million euros from 2017 to 2018, compared to an increasing by 125 million euros from 2016 to 2017.

Details are as follows:

	Year ended December 31,
	2018	2017	2016
	(millions of euros)
Write-downs and expenses in connection with credit management	518	400	335
Provision charges	189	228	144
TLC operating fees and charges	286	356	373
Indirect duties and taxes	125	111	100
Penalties, settlement compensation and administrative fines	73	33	44
Association dues and fees, donations, scholarships and traineeships	12	15	18
Sundry expenses	56	65	69

Total	1,259	1,208	1,083
of which, included in the supplementary disclosure on financial instruments	518	400	335

This item includes, inter alia, higher provision charges for bad debts (+10 million euros) compared to 2017, mainly attributable to difficulties and delays in the receipts of some South American and Mediterranean Basin operators.

Further details on Financial Instruments are provided in the Note “Supplementary disclosure on financial instruments”.